Long -Term Debt ($53.0 Million Credit Facility) (Details) ($53.0 Million Term Loan Credit Facility [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 31, 2011	Dec. 31, 2011
Debt Instrument [Line Items]
Credit facility	$ 53,000	$ 53,000
Weighted average rate of interest including the margin		4.43%
Latest possible maturity date	Dec. 31, 2012
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate		4.00%